Long-term debt - Schedule of Future Payments Related to Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022, Principal	$ 4,739
2022, Interest	45,767
2022, Principal and Interest Total	50,506
2023, Principal	204,596
2023, Interest	45,449
2023, Principal and Interest Total	250,045
2024, Principal	2,436
2024, Interest	31,869
2024, Principal and Interest Total	34,305
2025, Principal	663
2025, Interest	31,763
2025, Principal and Interest Total	32,426
2026, Principal	113
2026, Interest	31,750
2026, Principal and Interest Total	31,863
Thereafter, Principal	538,850
Thereafter, Interest	17,068
Thereafter, Principal and Interest Total	555,918
Total payments, Principal	751,397
Total payments, Interest	203,666
Total payments, Principal and future interest expense	955,063
Interest	(203,666)
Deferred financing cost	(3,659)	$ (4,641)
Long term debt	743,958	$ 776,574
2023 Notes
Debt Instrument [Line Items]
Discount on notes	(687)
Premium on notes	254
2027 Notes
Debt Instrument [Line Items]
Discount on notes	(5,960)
Premium on notes	$ 2,613